Note 10 - Retirement Plans - Assumptions Used to Measure (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Discount rate - projected benefit obligation	5.31%	5.04%	3.81%
Rate of compensation increase	3.00%	3.00%	3.00%
Discount rate - benefit obligations	5.04%	3.81%	3.43%
Discount rate - interest cost	4.90%	3.52%	2.68%
Discount rate - service cost	5.16%	3.93%	3.75%
Expected return on plan assets	6.15%	5.00%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%